Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Right-of-Use Asset Operating/Finance Lease by Category	Right-of-use assets consist of the following leases:

Year ended December 31 (€, in millions)	2023	2024
Properties	270.3	333.7
Cars	5.4	7.6
Warehouses	30.3	42.6
Other	0.6	3.3
Right-of-use assets	306.6	387.2

Year ended December 31 (€, in millions)	2023	2024
Current	46.7	68.6
Non-current	181.2	237.4
Lease liabilities	227.9	306.0

Schedule of lease cost	The Consolidated statements of operations include the following lease expenses:

Year ended December 31 (€, in millions)	2022	2023	2024
Properties	52.3	40.4	50.2
Cars	2.7	5.9	6.1
Warehouses	4.0	5.9	15.0
Other	1.4	0.8	2.2
Lease expenses	60.4	53.0	73.5
The total cash flows relating to the leases are as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Total cash flows	57.9	148.2	96.3
The total cash flow decreased in 2024 compared to 2023 due to fewer prepayments of new land leases in 2024 compared to 2023.
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Weighted average remaining lease term (months)	67	365	296
Weighted average discount rate (%)	2.2%	2.5%	3.0%